UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                                 FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment (  ) Amendment Number:
     This Amendment (Check only one): (  ) is a restatement.
                                      (  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Asset Management, LLC.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 028-10986

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537
Signature, Place, and Date of Signing

(signature)

W. Richard Mason, Scottsdale, Arizona, May 1, 2008

Report Type (Check only one):
( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
(X) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number  Name

28-03477              Madison Investment Advisors, Inc.